UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road

Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road

Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Gadsden Dynamic Multi-Asset ETF

Semi-Annual Report

March 31, 2021

Gadsden Dynamic Multi-Asset ETF

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Gadsden Dynamic Multi-Asset ETF

Sector[1]	% Net Assets
Investment Companies	81.7%
Mining, Quarrying, and Oil and Gas Extraction	3.6%
Manufacturing	2.7%
Industrial	2.1%
Energy	2.0%
Financial	2.0%
Technology	1.7%
Basic Materials	1.3%
Communications	1.2%
Transportation and Warehousing	1.1%
Accommodation and Food Services	0.6%
Other Assets	0.0%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 17.6%

Depository Credit Intermediation - 2.0%
14,013	JPMorgan Chase & Co.	$2,133,199

Gasoline Stations - 0.9%
8,818	Chevron Corp.	924,038

Iron and Steel Mills and Ferroalloy Manufacturing - 0.7%
29,602	United States Steel Corp.	774,684

Metal Ore Mining - 1.5%
48,238	Freeport-McMoRan, Inc. (a)	1,588,477

Nonmetallic Mineral Mining and Quarrying - 2.1%
3,358	Martin Marietta Materials, Inc.	1,127,684
6,710	Vulcan Materials Co.	1,132,312
		2,259,996

Petroleum and Coal Products Manufacturing - 1.0%
20,042	Exxon Mobil Corporation	1,118,945

Pipeline Transportation of Natural Gas - 1.1%
54,872	Enterprise Products Partners L.P.	1,208,281

Radio and Television Broadcasting - 1.2%
6,918	Walt Disney Company (a)	1,276,509

Semiconductor and Other Electronic Component Manufacturing - 1.0%
16,745	Intel Corp.	1,071,680

Software Publishers - 1.7%
7,677	Microsoft Corporation	1,810,006

Support Activities for Mining - 3.8%
14,086	BHP Group, Ltd. ADR (b)	977,428
20,558	ConocoPhillips	1,088,958
11,885	Rio Tinto PLC ADR (b)	922,870
39,859	Schlumberger N.V. ADR (b)	1,083,766
		4,073,022

Traveler Accommodation - 0.6%
6,434	Penn National Gaming, Inc. (a)	674,541
	TOTAL COMMON STOCKS (Cost $14,313,208)	18,913,378

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 81.7%
56,731	Aberdeen Standard Physical Precious Metals Basket Shares ETF (a)	$5,257,262
73,952	Alpha Architect International Quantitative Value ETF (c)	2,133,515
84,236	Alpha Architect US Quantitative Value ETF (c)	2,738,858
52,286	Fidelity MSCI Industrials Index ETF	2,723,055
24,496	Freedom 100 Emerging Markets ETF (c)	822,821
84,819	Invesco DB Base Metals Fund (a)	1,580,178
23,096	Invesco S&P 500 Equal Weight ETF	3,271,779
41,411	iShares Asia 50 ETF	3,817,266
79,463	iShares Core MSCI Pacific ETF	5,289,852
49,570	iShares MSCI Mexico ETF	2,172,653
228,911	iShares Silver Trust (a)	5,196,280
24,895	iShares U.S. Home Construction ETF	1,689,499
264,355	Schwab Fundamental Emerging Markets Large Company Index ETF	8,128,917
28,295	Schwab International Small-Cap Equity ETF	1,115,389
50,044	Schwab US Small-Cap ETF	4,987,885
30,438	SPDR S&P Global Natural Resources ETF	1,529,814
84,372	SPDR S&P Metals & Mining ETF	3,368,130
88,982	SPDR S&P Regional Banking ETF	5,903,066
92,277	United States 12 Month Oil Fund LP (a)	1,933,203
107,120	United States Copper Index Fund (a)	2,637,294
103,511	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,175,717
226,798	Vanguard Short-Term Inflation-Protected Securities ETF	11,689,169
16,259	Vanguard Small-Cap Value ETF	2,692,653
28,778	Vanguard Value ETF	3,783,156
	TOTAL INVESTMENT COMPANIES (Cost $83,745,230)	87,637,411

MONEY MARKET FUNDS - 0.7%
781,373	First American Government Obligations Fund - Class X, 0.04% (d)	781,373
	TOTAL MONEY MARKET FUNDS (Cost $781,373)	781,373

	TOTAL INVESTMENTS (Cost $98,839,811) - 100.0%	107,332,162
	Other Assets in Excess of Liabilities - 0.0% (e)	1,223
	TOTAL NET ASSETS - 100.0%	$107,333,385

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	Affiliated Fund.
(d)	Rate shown is the 7-day effective yield.
(e)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Gadsden Dynamic Multi-Asset ETF
Assets:
Investments, at value	$107,332,162
Dividends and interest receivable	54,366
Total assets	107,386,528
Liabilities:
Accrued investment advisory fees	53,143
Total liabilities	53,143
Net Assets	$107,333,385

Net Assets Consist of:
Capital stock	$92,709,889
Total distributable earnings	14,623,496
Net Assets:	$107,333,385

Calculation of Net Asset Value Per Share:
Net Assets	$107,333,385
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,420,000
Net Asset Value per Share	$31.38

Cost of investments	$98,839,811

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

Gadsden Dynamic Multi-Asset ETF
Investment Income:
Dividend income (net of foreign withholding tax of $996)	$628,764
Interest income	9,729
Total investment income	638,493

Expenses:
Investment advisory fees	239,982
Total expenses	239,982

Net investment income	398,511

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(416,919)
In-kind redemptions	10,767,857
Foreign currency	1
10,350,939
Net change in unrealized appreciation (depreciation) on:
Investments	(1,225,441)
Foreign currency	3
(1,225,438)
Net realized and unrealized gain on investments:	9,125,501
Net increase in net assets resulting from operations	$9,524,012

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

STATEMENT OF CHANGES IN NET ASSETS

	Gadsden Dynamic Multi-Asset ETF
	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$398,511	$541,857
Net realized gain (loss) on investments	10,350,939	(3,635,972)
Net change in unrealized appreciation (depreciation) on investments	(1,225,438)	9,295,398
Net increase in net assets resulting from operations	9,524,012	6,201,283

Distributions to Shareholders:
Net investment income	(416,421)	(1,200,480)
Total distributions	(416,421)	(1,200,480)

Capital Share Transactions:
Proceeds from shares sold	73,033,646	62,425,013
Payments for shares redeemed	(58,279,522)	(14,499,825)
Transaction Fees (See Note 1)	192	3,070
Net increase in net assets from net change in capital share transactions	14,754,316	47,928,258
Total increase in net assets	23,861,907	52,929,061
Net Assets:
Beginning of Period	83,471,478	30,542,417
End of Period	$107,333,385	$83,471,478

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,950,000	1,200,000
Shares sold	2,390,000	1,750,000
Shares reinvested	—	—
Shares repurchased	(1,920,000)	—
Shares outstanding, end of period	3,420,000	2,950,000

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2021 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Distributions	Transaction Fees (See Note 1)		Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Gadsden Dynamic Multi-Asset ETF
November 1, 2020 to March 31, 2021 (Unaudited)	$28.30	0.13	3.08	3.21	(0.13)	—	(0.13)	(0.00	)(6)	$31.38	11.39%	$107,333	0.59%	0.59%	0.98%	50%
Year Ended October 31, 2020	$25.99	0.24	2.68	2.92	(0.28)	(0.33)	(0.61)	(0.00	)(6)	$28.30	11.46%	$83,471	0.59%	0.59%	0.91%	536%
November 14, 2018(7) to October 31, 2019	$25.00	0.47	0.95	1.42	(0.43)	—	(0.43)	(0.00	)(6)	$25.99	5.79%	$30,542	0.59%	0.59%	1.95%	369%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Rounds to less than $.005.
(7)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on November 14, 2018 and became a series of the Trust via a merger on November 2, 2020. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek total return.

As noted above, the Fund is the successor to the Gadsden Dynamic Multi-Asset ETF (the “Predecessor Fund”), a series of ETF Series Solutions, which had the same investment objective as the Fund. Gadsden, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. On October 13, 2020, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund. Effective as of prior to the open of business on November 2, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by Empowered Funds, LLC (the “Adviser”) or its affiliates. The fiscal year end of the Predecessor Fund was October 31. In contrast, the fiscal year end of the Fund is September 30. The reporting period covered by this semi-annual report for the Fund is November 1, 2020, through March 31, 2021. Operations prior to November 1, 2020 were for the Predecessor Fund. As of November 1, 2020, the net assets of the Predecessor Fund were $83,471,478, including $9,717,792 of net unrealized appreciation and $5,515,905 of total distributable earnings, and the shares outstanding were 2,950,000, all of which were transferred into the Fund at NAV at the closing of the reorganization.

The primary purpose of the reorganization was to move the Predecessor Fund from ETF Series Solutions Trust to the Trust, which the Sub-Adviser believed would allow the Sub-Adviser to focus its marketing and distribution efforts on the Fund while leveraging additional resources provided by the Trust

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in asset classes that the Fund’s portfolio managers believe offer the most attractive combined risk/return opportunities. The term “asset classes” generally includes, among others, U.S. equities, foreign securities, currencies, bonds, and real estate investment trusts (REITs). Generally, Gadsden (defined below) selects investments for the Fund’s portfolio based on its long-term view of macroeconomic factors. That is considered a “strategic” approach. Through that approach, the Fund’s portfolio will generally have exposure to a variety of asset classes, geographies, and market capitalizations. Additionally, for a portion of the Fund’s portfolio, Gadsden may seek to change the Fund’s investment portfolio based on its short-term view of the markets, which is referred to as a “tactical” approach.

The Fund’s risk or return is not managed relative to any securities index or securities benchmark. Rather, the portfolio managers make allocation decisions based on their view of the projected investment environment, attractiveness, and future return for a particular asset class or securities. The Fund may invest globally in any asset class or security and may at times have significant exposure to a single asset class. The Fund may focus its investments in particular asset classes, sectors, regions, or countries, and in companies of any market capitalization, which allocations may change over time. Additionally, the Fund may invest in assets classes that are considered lower-risk (e.g., inflation-linked bonds or fixed income securities), higher-risk (e.g., equities or REITs), or a mix of both groups.

Shares of the Gadsden Dynamic Multi-Asset ETF are listed and traded on NYSE Arca, Inc.. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2021, the Fund did not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Gadsden Dynamic Multi-Asset ETF
Assets*
Common Stocks	$18,913,378	$—	$—	$18,913,378
Investment Companies	87,637,411	—	—	87,637,411
Money Market Funds	781,373	—	—	781,373
Total Investments in Securities	$107,332,162	$—	$—	$107,332,162

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2021, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2021, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended October 31, 2020, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Gadsden Dynamic Multi-Asset ETF	$—	$(569,184)	$569,184

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services), and other non-routine or extraordinary expenses.

Gadsden, LLC serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on July 28, 2020, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement and the Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.59% to the Adviser monthly based on average daily net assets. In turn, pursuant to the Sub-Advisory Agreement, the Adviser pays an annual rate of 0.10% to the Sub-Adviser monthly based on average daily net assets.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2021, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Gadsden Dynamic Multi-Asset ETF	$107,545,371	$48,300,321

For the fiscal period ended March 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Gadsden Dynamic Multi-Asset ETF	$14,975,337	$57,610,345

For the fiscal period ended March 31, 2021, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Gadsden Dynamic Multi-Asset ETF	$10,228,569	$539,288

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Gadsden Dynamic Multi-Asset ETF’s transactions with affiliates represent holdings for which it and the Alpha Architect ETFs have the same investment adviser. The Gadsden Dynamic Multi-Asset ETF had the following transactions with such affiliated investee funds during the fiscal period ended March 31, 2021:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Freedom 100 Emerging Markets ETF	Total
Value, Beginning of Period	$—	$—	$—	$—	$—	$—
Purchases	2,592,342	2,104,139	1,921,133	2,716,462	826,799	10,160,875
Proceeds from Sales	—	—	(2,310,494)	(3,200,588)	—	(5,511,082)
Net Realized Gains (Losses)	—	—	389,361	484,126	—	873,487
Change in Unrealized Appreciation (Depreciation)	146,516	29,376	—	—	(3,978)	171,914
Value, End of Period	$2,738,858	$2,133,515	—	—	$822,821	$5,695,194
Dividend Income	6,254	2,909	—	—	—	9,163
Return of Capital Distributions	—	—	—	—	—	—
Capital Gains Distributions	—	—	—	—	—	—

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Freedom 100 Emerging Markets ETF
Shares, Beginning of Period	—	—	—	—	—
Number of Shares Purchased	84,236	73,952	46,714	98,924	24,496
Number of Shares Sold	—	—	(46,714)	(98,924)	—
Shares, End of Period	84,236	73,952	—	—	24,496

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2021 were as follows:

Gadsden Dynamic Multi-Asset ETF
Tax cost of investments	$73,903,762
Gross tax unrealized appreciation	10,902,971
Gross tax unrealized depreciation	(1,352,142)
Net tax unrealized appreciation (depreciation)	$9,550,829

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable period are deemed to arise on the first business day of the Fund’s next taxable year.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

For the period ended October 31, 2020, the Fund did not defer any qualified late year losses.

At October 31, 2020, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Gadsden Dynamic Multi-Asset ETF	$4,086,474	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2021 and fiscal year ended October 31, 2021 were follows:

	Fiscal Period Ended March 31, 2021 Ordinary Income	Fiscal Year Ended October 31, 2020 Ordinary Income
Gadsden Dynamic Multi-Asset ETF	$416,421	$1,200,480

NOTE 8 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 2, 2020, the Predecessor Fund reorganized into a new fund of the same name (i.e., the Fund) in the Trust. The Board of Trustees approved that the audit of the Fund will be conducted by Spicer Jefferies, LLP (“Spicer”). Spicer currently serves as the Trust’s independent registered public accounting firm. The Fund’s fiscal year going forward will end on September 30 each year.

The auditor of the Predecessor Fund was Cohen & Company, Ltd. (“Cohen”). The audit reports of Cohen on the financial statements of the Predecessor Fund for the two most recent fiscal periods ended October 31, 2019 and October 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor was either report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Predecessor Fund’s two most recent fiscal periods ended October 31, 2019 and October 31, 2020, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports on the Predecessor Fund’s financial statements for such years.

During the Predecessor Fund’s two most recent fiscal periods ended October 31, 2019 and October 31, 2020, there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended. There were no consultations that occurred with neither the Predecessor Fund nor anyone on behalf of the Predecessor Fund and Spicer.

NOTE 9 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact changes will have on the Fund’s financial statements and disclosures.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2021, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Gadsden Dynamic Multi-Asset ETF

EXPENSE EXAMPLE
MARCH 31, 2021 (Unaudited)

As a shareholder of the Gadsden Dynamic Multi-Asset ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period November 1, 2020 to March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning Account Value	Ending Account Value	Expenses Paid During Period November 1, 2020 to
	Expense Ratio	November 1, 2020	March 31, 2021	March 31, 2021

Gadsden Dynamic Multi-Asset ETF
Actual	0.59%	$1,000.00	$1,113.90	$2.58
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,018.24	2.46

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 151/365, to reflect the one-half year period.

Gadsden Dynamic Multi-Asset ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2020. The report concluded that the Program is reasonably designed to assess and manage the Serie’s liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Serie’s ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Gadsden Dynamic Multi-Asset ETF

FEDERAL TAX INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Gadsden Dynamic Multi-Asset ETF	25.33%

For Corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2020 was as follows:

Gadsden Dynamic Multi-Asset ETF	15.63%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 52.93% (unaudited).

Gadsden Dynamic Multi-Asset ETF

FOREIGN TAX CREDIT PASS THROUGH (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Fund designated the following amounts as foreign taxes paid for the period ended October 31, 2020. Foreign taxes paid for financial statement purposes of Section 853 may be less than Actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Source Income
Gadsden Dynamic Multi-Asset ETF	$0	$0	0.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

Gadsden Dynamic Multi-Asset ETF

OFFICERS AND AFFILIATED TRUSTEES

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustees.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	12	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	12	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present)	12	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

Gadsden Dynamic Multi-Asset ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on July 28, 2020 to consider the approval of an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Gadsden Dynamic Multi-Asset ETF (the “Fund” or “GDMA”), and Empowered Funds, LLC (the “Adviser”). The Board also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, on behalf of GDMA, the Adviser, and Gadsden, LLC (the “Sub-Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by each of the Adviser the Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”). In connection with considering approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by each of the Adviser the Sub-Adviser, including among other things information about each firm’s personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Agreements. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser and the Sub-Adviser for the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s and Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board considered that the Sub-Adviser would provide its services as a non-discretionary investment sub-adviser.

2)	Performance. Noting that the Fund would be the successor to an existing fund (the “Predecessor Fund”), the Board considered the relative performance information for the Predecessor Fund.

The Board considered the third-party peer group analysis of the Predecessor Fund that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the Predecessor Fund is an actively-managed ETF focused on creating a diversified portfolio with a tactical asset allocation overlay. In addition, the Board noted the Fund is benchmarked against a blended 60/40 index (the Dow Jones Global Index – 60% and the BofA Merrill Lynch 3-month Treasury Bill Index – 40%) and the BofA Merrill Lynch 3-month Treasury Bill Index as shown in the Trust’s prospectus. The Board examined the Predecessor Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Predecessor Fund’s active share level, and its performance over the prior twelve months and since inception. The Board noted the Predecessor Fund’s tactical shift to treasuries in Q1 of 2020, which resulted in substantial outperformance against its 60/40 benchmark. Given the Predecessor Fund’s relative high active share level as compared to a standard benchmark and broad diversification afforded to shareholders, the Board was satisfied with the Predecessor Fund’s construction and performance.

3)	Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds. For GDMA, the Adviser noted that a tax efficient, actively managed portfolio that sought to afford an entire shareholder’s investment needs would typically command a higher management fee (excluding acquired fund fees and expenses).

Gadsden Dynamic Multi-Asset ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser.

Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). The Board considered, among other information, the data provided in the third-party report.

The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against both other fund-of-fund exchanged-traded funds and mutual funds. The Fund’s fees were in the second quartile versus ETFs on a standard fee basis. Additionally, the Fund’s fees were in the second quartile versus mutual funds on a standard fee basis. The Board was satisfied with the Fund’s proposed fee level.

4)	Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser and the Sub-Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Fund’s sponsor. The Board reviewed estimated profit and loss information regarding the proposed Fund for the Adviser and Sub-Adviser, and the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Sub-Adviser, as sponsor of the Fund.

5)	Other Benefits. The Board further considered the extent to which the Adviser or Sub-Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory fees (and sub-advisory fees) for the Fund did not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement and the Sub-Advisory Agreement, including the compensation payable thereunder.

Gadsden Dynamic Multi-Asset ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.gadsdenfunds.com/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.gadsdenfunds.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY
(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at www.gadsdenfunds.com

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Sub-Adviser
Gadsden, LLC
656 E. Swedesford Road, Suite 301
Wayne, PA 19087

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

Gadsden Dynamic Multi-Asset ETF
Symbol – GDMA
CUSIP – 26922A354

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	6/2/2021

* Print the name and title of each signing officer under his or her signature.